Commitments and Contingencies - Schedule of Consolidated Financial Statements (Details)	Jun. 30, 2025 USD ($)
Schedule of Consolidated Financial Statements [Line Items]
Service fee commitments	$ 91,562	[1]
Operating lease commitments	217,539	[2]
Total	309,101
Less than 1 year [Member]
Schedule of Consolidated Financial Statements [Line Items]
Service fee commitments	91,562	[1]
Operating lease commitments	155,970	[2]
Total	247,532
1-2 years [Member]
Schedule of Consolidated Financial Statements [Line Items]
Service fee commitments		[1]
Operating lease commitments	41,824	[2]
Total	41,824
3-5 years [Member]
Schedule of Consolidated Financial Statements [Line Items]
Service fee commitments		[1]
Operating lease commitments	19,745	[2]
Total	$ 19,745

[1]	The Company has engaged Stander Information Company Limited (“Stander”) to provide technical services relating to the cash management systems and Cauley International (Thailand) Co., Ltd. (“Cauley”) to provide maintenance service relating to counting machines for the Company’s Secure Logistics business. The service agreements with Stander and Cauley are comprised of a monthly fixed service fee and certain other fees as specified in the agreements, which will expire in August 2025 and December 2025, respectively.
[2]	From time to time, the Company entered into various short-term lease agreements to rent warehouses and offices. In addition, the Company has various low value items with various lease terms that the Company is committed to pay in the future.